Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 14,483,041	$ 6,328,753	$ 15,117,172
Accounts receivable	349,550	307,759	29,382
Inventories, net	363,843	495,486	745,008
Prepaid expenses and other current assets	159,821	134,567	186,138
Total current assets	15,356,255	7,266,565	16,077,700
Property and equipment, net	351,342	874,062	1,714,090
Other assets	46,287	756,831	852,093
Total assets	15,753,884	8,897,458	18,643,883
Current liabilities:
Accounts payable	722,532	474,436	772,411
Accrued payroll and related costs	1,289,975	235,404	646,715
Other accrued expenses	1,553,093	1,063,813	682,284
Total current liabilities	3,565,600	1,773,653	2,101,410
Long-term debt, net of current portion		3,393,159	1,405,967
Derivative liabilities	2,236,080	2,208,184	5,967,330
Total liabilities	5,801,680	7,374,996	9,474,707
Series A and B convertible preference shares of subsidiary	4,021,956	1,123,406
Commitments and contingencies
Stockholders’ equity:
Convertible preference shares of subsidiary	4,993,728	4,993,728	6,117,134
Preferred Stock: $0.001 par value; 10,000,000 shares authorized; 3,633.0518 shares of series 1 issued and outstanding at September 30, 2013, 2,937,500 shares of series A-1 issued and outstanding at December 31, 2012 and at December 31, 2011	17,100,978	9,838,569	9,838,569
Common Stock: $0.001 par value; 300,000,000 shares authorized; 7,380,495 and 419,367 shares issued and outstanding at September 30, 2013 and December 31, 2012 and 41,619,402 shares issued and outstandingat December 31, 2011	7,380	419	41,619
Additional paid-in capital	66,395,192	49,933,608	49,504,516
Accumulated deficit	(82,497,923)	(64,571,897)	(56,395,235)
Accumulated other comprehensive (loss) income	(69,107)	204,629	62,573
Total stockholders’ equity	5,930,248	399,056	9,169,176
Total liabilities and stockholders’ equity	15,753,884	8,897,458	18,643,883
Series A, B and C Convertible Preferred Stock [Member]
Stockholders’ equity:
Convertible preference shares of subsidiary			6,117,134
Series C Convertible Preferred Stock [Member]
Stockholders’ equity:
Convertible preference shares of subsidiary	$ 4,993,728	$ 4,993,728